                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9060

                                   ----------

                            HOLLAND SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                                 375 PARK AVENUE
                            NEW YORK, NEW YORK 10152
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                 Copy to:

            Michael Holland               State Street Bank and Trust Company
        President and Treasurer                    David James, Esq.
       Holland Series Fund, Inc.               4 Copley Place, 5th Floor
            375 Park Avenue                   Boston, Massachusetts 02116
       New York, New York 10152
                                                          and

                                                 Timothy Diggins, Esq.
                                                      Ropes & Gray
                                                One International Place
                                              Boston, Massachusetts 02110

Registrant's telephone number, including area code: (800) 304-6552

Date of fiscal year end: September 30th

Date of reporting period: March 31, 2010

ITEM 1:  SHAREHOLDER REPORT

                                    [IMAGE]

                    HOLLAND BALANCED FUND

                                                            Semi - Annual Report

                                                      March 31, 2010 (Unaudited)

----------------------------

CONTENTS

Letter from the President..    1

Cumulative Performance.....    2

Management Discussion of
  Fund Performance and
  Notes to Performance.....    3

Statement of Net Assets....    5

Statement of Operations....    8

Statements of Changes in
  Net Assets...............    9

Financial Highlights.......   10

Notes to Financial
  Statements...............   11

Unaudited Information......   17

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - LETTER FROM THE PRESIDENT

--------------------------------------------------------------------------------

March 31, 2010

--------------------------------------------------------------------------------

                                                              (M. HOLLAND PHOTO)
Dear Fellow Shareholders:

Our Fund has continued, in the current environment, to reap the benefits of our investment policy.

In a challenging world, select equity holdings in some of the world's strongest and most competitive companies afforded us the opportunity to "sleep well" when things looked bleakest... but also to be rewarded when things moved to a more normal mode. I believe the same characteristics apply to our fixed income holdings which are primarily U.S. Treasury quality, short maturity, and inflation-protected.

Our Fund's cumulative total return since inception (October 2, 1995 through March 31, 2010) is 112.30%. For the six months ended March 31, 2010, our Fund's total return is 8.21%, compared to 7.63% for the Lipper Balanced Fund Index and 10.63% for the S&P 500 Index.

With Bullish Regards,

/s/ Michael F. Holland
Michael F. Holland
President and Founder

Performance data quoted represents past performance. Past performance does not guarantee future results. All performance assumes reinvestment of dividends and capital gains. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling: 1-800-304-6552.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - CUMULATIVE PERFORMANCE (UNAUDITED)

--------------------------------------------------------------------------------

March 31, 2010

--------------------------------------------------------------------------------

Set forth below are the cumulative total return figures for the periods indicated and a graph showing a hypothetical $10,000 investment made in the Holland Balanced Fund, Standard & Poors 500 Index, 90 Day US Treasury Bill and the Lipper Balanced Fund Index on October 2, 1995. The cumulative and annualized total return figures and the information in the graph represent past performance and are not indicative of future results. The total returns reflect changes in price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund annual operating expenses net of advisory fee waivers as of March 31, 2010 is 1.50%.

                                  (LINE GRAPH)

                             INVESTMENT PERFORMANCE
                        For the Periods Ended March, 2010



                                                                            Average    Total Return
                                                                         Annualized      Cumulative
                                                Average       Average         SINCE           SINCE
                                             Annualized    Annualized     INCEPTION       INCEPTION
Return over the period           One Year     Five Year      Ten Year     (10/2/95)       (10/2/95)
---------------------------------------------------------------------------------------------------
HOLLAND BALANCED FUND (A)          28.82%         3.20%         0.92%         5.33%         112.30%
Lipper Balanced Fund Index (b)     36.03%         3.68%         2.88%         6.34%         143.73%
Standard & Poor's 500 Index (b)    45.48%        -0.34%        -2.52%         4.84%          98.62%
90 Day US Treasury Bill (b)         0.11%         2.64%         2.57%         3.34%          61.15%

---------------------------------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (UNAUDITED)



--------------------------------------------------------------------------------

March 31, 2010

--------------------------------------------------------------------------------

Since inception (October 2, 1995 through March 31, 2010), our fund's cumulative total return was 112.30% compared to 143.73% for the Lipper Balanced Fund Index, which is an unmanaged index. For the past six months ended March 31, 2010, our fund's total return was 8.21% compared to 7.63% for the Lipper Index.

During the period, small and mid-sized companies' equity prices outperformed the overall market as aversion to risk diminished. Nevertheless, many of our large capitalization equity holdings kept pace. This was evident in the financial sector, for example, with American Express Co.

On the negative side, our investment in Exxon Mobil Corp., which has been very rewarding over the years, was among the lowest positive investment returns during the period.

Portfolio composition by sector
(AS A % OF TOTAL NET ASSETS) - UNAUDITED
--------------------------------------------------------------------------------

                                   (PIE CHART)

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - MANAGEMENT DISCUSSION OF

                        FUND PERFORMANCE (UNAUDITED) (concluded)



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NOTES TO PERFORMANCE

--------------------------------------------------------------------------------

(a) Reflects waiver of fees and reimbursement of expenses by investment adviser. Absent such waiver and reimbursement, the Fund's total return would have been lower.

(b) The Lipper Balanced Fund Index is an index of open-end mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The Standard & Poors 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The 90-Day U.S. Treasury Bill rate is the average return on three month U.S. Treasury Bills. The Standard & Poors 500 Index is unmanaged and does not reflect the actual cost of investing in the instruments that comprise each index. You cannot invest directly in an index.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------



March 31, 2010 (Unaudited)                       Shares        Value(+)
-----------------------------------------------------------------------
COMMON STOCKS-68.7%

COMPUTERS-4.6%
International Business Machines Corp.          11,500       $ 1,474,875
                                                            -----------

ELECTRONICS-9.7%
3M Co.                                         16,100         1,345,477
Intel Corp.                                    77,800         1,731,828
                                                            -----------
                                                              3,077,305
                                                            -----------
ENTERTAINMENT & LEISURE-5.1%
The Walt Disney Co.                            46,000         1,605,860
                                                            -----------

FINANCIAL-6.4%
American Express Co.                           27,500         1,134,650
JPMorgan Chase & Co.                           20,000           895,000
                                                            -----------
                                                              2,029,650
                                                            -----------
FOOD & BEVERAGES-4.2%
PepsiCo, Inc.                                  20,000         1,323,200
                                                            -----------

INSURANCE-8.0%
Berkshire Hathaway, Inc. Class A*                  11         1,339,800
Chubb Corp.                                    23,000         1,192,550
                                                            -----------
                                                              2,532,350
                                                            -----------
OIL/GAS-8.6%
Exxon Mobil Corp.                              19,000         1,272,620
Schlumberger, Ltd.                             22,800         1,446,888
                                                            -----------
                                                              2,719,508
                                                            -----------
PHARMACEUTICALS-4.4%
Johnson & Johnson                              21,500         1,401,800
                                                            -----------

PRODUCER GOODS-3.0%
General Electric Co.                           52,900           962,780
                                                            -----------

RETAIL-5.6%
Home Depot, Inc.                               21,000           679,350
Wal-Mart Stores, Inc.                          20,000         1,112,000
                                                            -----------
                                                              1,791,350
                                                            -----------
SOFTWARE-4.7%
Microsoft Corp.                                51,000         1,492,770
                                                            -----------

TELECOMMUNICATIONS-4.4%
Comcast Corp. Class A                          75,000         1,411,500
                                                            -----------
     Total Common Stocks
       (Cost-$18,599,097)                                    21,822,948
                                                            -----------




--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (continued)

--------------------------------------------------------------------------------


March 31, 2010 (Unaudited)                    Principal        Value(+)
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES-29.0%

U.S. TREASURY NOTES-29.0%
United States Treasury Note, 5.000%
  due 2/15/11                                $  500,000     $   520,136
United States Treasury Note**, 3.500%
  due 1/15/11                                 8,402,873       8,700,259
                                                            -----------
     Total U.S. Government Securities
       (Cost-$8,932,922)                                      9,220,395
                                                            -----------

REPURCHASE AGREEMENT-2.2%
State Street Bank and Trust Co.
     Repurchase Agreement, 0.00% due
     04/01/10 in the amount of
     $699,000; issued 03/31/10
     (Collateralized by $700,000
     FHLB, 0.28% due 09/17/10
     with a market value of $714,350)
     (Cost $699,000)                            699,000         699,000
                                                            -----------
     Total Investments-99.9%
     (Cost-$28,231,019)                                      31,742,343
                                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES-0.1%                                               24,191
                                                            -----------
NET ASSETS-100%
Applicable to 2,114,501 outstanding
     $0.01 par value shares (authorized
     1,000,000,000)                                         $31,766,534
                                                            ===========
Net asset value, offering price and
     redemption price per share                             $     15.02
                                                            ===========




--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF NET ASSETS (concluded)

--------------------------------------------------------------------------------


March 31, 2010 (Unaudited)
----------------------------------------------------------------
COMPONENTS OF NET ASSETS AS OF MARCH 31, 2010
Capital stock at par value ($0.01).................  $    21,145
Capital stock in excess of par value...............   28,019,114
Undistributed net investment income................       96,369
Net accumulated realized gain on investments in
  securities.......................................      118,582
Net unrealized appreciation on investments in
  securities.......................................    3,511,324
                                                     -----------
     Net Assets....................................  $31,766,534
                                                     ===========



--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.
* Non-income producing
** Treasury Inflation-Protected Security (TIPS)
+ See Note 2 to Financial Statements

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------


Six Months Ended March 31, 2010 (Unaudited)
----------------------------------------------------------------
INVESTMENT INCOME:
Dividends...........................................  $  228,706
Interest income (Note 2)............................     190,765
                                                      ----------
     Total investment income........................     419,471
                                                      ----------
EXPENSES:
Investment advisory fees (Note 3)...................     118,480
Administration and custody fees (Note 4)............      70,529
Transfer agent fees.................................      35,781
Shareholder reports.................................      25,479
Registration fees...................................      13,605
Insurance fees......................................      11,710
Audit fees..........................................      10,946
Legal fees..........................................       8,350
Directors' fees.....................................       8,296
Miscellaneous expenses..............................         831
                                                      ----------
     Total operating expenses.......................     304,007
     Waiver of investment advisory fee (Note 3).....     (67,048)
                                                      ----------
     Net Expenses...................................     236,959
                                                      ----------
Net investment income...............................     182,512
                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on investments....................     237,337
Net change in unrealized appreciation...............   2,083,679
                                                      ----------
     Net realized and unrealized gain on
       investments..................................   2,321,016
                                                      ----------
     Net increase in net assets resulting from
       operations...................................  $2,503,528
                                                      ==========




--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                          Six Months Ended
                                                 March 31,      Year Ended
                                                      2010   September 30,
                                               (Unaudited)            2009
--------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
Net investment income...................     $   182,512      $   207,773
Net realized gain.......................         237,337          322,878
Net change in unrealized
  appreciation/(depreciation) on
  investments...........................       2,083,679       (2,448,944)
                                             -----------      -----------
Increase/(Decrease) in net assets from
  operations............................       2,503,528       (1,918,293)
                                             -----------      -----------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income...................        (219,420)        (307,600)
Net realized gains......................        (415,970)        (796,209)
                                             -----------      -----------
Total distributions.....................        (635,390)      (1,103,809)
                                             -----------      -----------
CAPITAL SHARE TRANSACTIONS, NET (NOTE
  9)....................................      (1,397,192)      (2,649,067)
                                             -----------      -----------
Increase/(Decrease) in Net Assets.......         470,946       (5,671,169)
                                             -----------      -----------

NET ASSETS:
     Beginning of period................      31,295,588       36,966,757
                                             -----------      -----------
     End of period......................     $31,766,534      $31,295,588
                                             ===========      ===========

UNDISTRIBUTED NET INVESTMENT INCOME,
  END OF PERIOD.........................     $    96,369      $   133,277
                                             ===========      ===========




--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------


                               Six Months
For a capital share       Ended March 31,
outstanding                          2009                            For the Year Ended
throughout each period        (Unaudited)       9/30/09      9/30/08      9/30/07      9/30/06      9/30/05
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value,
  beginning of period         $ 14.16           $ 15.29      $ 17.39      $ 16.38      $ 15.41      $ 15.04
                              -------           -------      -------      -------      -------      -------

INCREASE/ DECREASE FROM
  INVESTMENT OPERATIONS:
Net investment income            0.09              0.09         0.35         0.23         0.25         0.29
Net realized and
  unrealized gain (loss)
  on investments                 1.06             (0.76)       (1.60)        1.58         0.95         0.38
                              -------           -------      -------      -------      -------      -------
     Total income (loss)
       from operations           1.15             (0.67)       (1.25)        1.81         1.20         0.67
                              -------           -------      -------      -------      -------      -------

LESS DIVIDENDS AND
  DISTRIBUTIONS FROM:
Net investment income           (0.10)            (0.13)       (0.29)       (0.24)       (0.23)       (0.30)
Net realized gain on
  investments                   (0.19)            (0.33)       (0.56)       (0.56)          --           --
                              -------           -------      -------      -------      -------      -------
Total dividends and
  distributions                 (0.29)            (0.46)       (0.85)       (0.80)       (0.23)       (0.30)
                              -------           -------      -------      -------      -------      -------
Net asset value, end of
  period                      $ 15.02           $ 14.16      $ 15.29      $ 17.39      $ 16.38      $ 15.41
                              =======           =======      =======      =======      =======      =======

TOTAL RETURN                     8.21%(a),(b)     (3.97)%(a)   (7.42)%(a)   11.33%(a)     7.90%(a)     4.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (000's)              $31,767           $31,296      $36,975      $44,348      $46,591      $50,454
Ratio of expenses to
  average net assets
  before fee waivers and
  reimbursement of other
  expenses                       1.92%(c)          1.88%        1.63%        1.66%        1.71%        1.45%
Ratio of expenses to
  average net assets
  after fee waivers and
  reimbursement of other
  expenses                       1.50%(c)          1.50%        1.50%        1.50%        1.50%        1.45%
Ratio of net investment
  income to average net
  assets after fee
  waivers and
  reimbursement of other
  expenses                       1.16%(c)          0.69%        2.09%        1.34%        1.57%        1.89%
Portfolio turnover               0.00%(b)          2.54%        1.96%        1.22%        2.94%        7.60%



--------------------------------------------------------------------------------
See Accompanying Notes to the Financial Statements.
 (a) Total return would have been lower had certain expenses not been waived or reimbursed.
 (b) Not annualized.
 (c) Annualized.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

March 31, 2010 (Unaudited)

--------------------------------------------------------------------------------
1.  ORGANIZATION

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").

Investment Objective
The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments, less expense. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the impact of all events or transactions occurring after period end through the date these financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure.

Securities
Securities transactions are accounted for as of the trade date. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of sixty days or less at the time of acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

The Fund may invest in Treasury Inflation-Protected Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation are reflected in interest income in the Statement of Operations.

Indemnifications
Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund does not expect any significant claims.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2010 (Unaudited)

--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



Income Tax
There is no provision for federal income or excise tax since the Fund continues to qualify as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as ammended, applicable to RICs and to distribute substantially all of its taxable income and realized gains.

Valuation
Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. The Fund uses the NASDAQ Official Closing Price. Debt securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the procedures adopted by the Board of the Directors of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund's hierarchy can be found below.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     - Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:

---------------------------------------------------------------------------------
                                  Level 1      Level 2      Level 3         Total
---------------------------------------------------------------------------------
Investments in Securities
  Common Stocks               $21,822,948   $       --   $       --   $21,822,948
  Short Term Investments               --      699,000           --       699,000
  U.S. Government
     Securities                        --    9,220,395           --     9,220,395
                              -----------   ----------   ----------   -----------
TOTAL                         $21,822,948   $9,919,395          $--   $31,742,343
                              ===========   ==========   ==========   ===========

---------------------------------------------------------------------------------

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2010 (Unaudited)

--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)



Distributions to Shareholders
The Fund distributes income quarterly and capital gains annually. Distributions from net short-term capital gains and net long-term capital gains, if any, will typically be declared and paid in December. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

Distributions to shareholders are recorded on the ex-date of the dividend or the distribution. Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income or distributions in excess of net realized gains on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital.

3.  INVESTMENT ADVISORY AGREEMENT

The Company's Board of Directors has approved an investment advisory agreement with Holland & Company L.L.C. (the "Investment Adviser"). For its services as Investment Adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Adviser has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. The Adviser may discontinue this cap on total expenses at any time, in its sole discretion. During the period ended March 31, 2010, the Investment Adviser waived $67,048 in advisory fees. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the Investment Adviser.

As of March 31, 2010, Michael F. Holland and affiliates owned 125,571 shares (5.94% of the shares outstanding) of the Fund.

4.  ACCOUNTING, CUSTODY,
    ADMINISTRATION AND DISTRIBUTION AGREEMENTS

State Street Bank and Trust Company ("State Street"), pursuant to its Administration Agreement, provides or arranges for the provision of certain administrative and accounting services for the Company, including maintaining the books and records of the Company and preparing certain reports and other documents required by federal and/or state laws and regulations.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2010 (Unaudited)

--------------------------------------------------------------------------------

4.  ACCOUNTING, CUSTODY,
    ADMINISTRATION AND DISTRIBUTION AGREEMENTS (continued)



For these services, the Company pays State Street a fee at the annual rate of 0.10% of the Fund's average daily net assets up to $100 million, 0.08% of the next $100 million, and 0.06% of those assets in excess of $200 million, subject to certain minimum requirements, and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator is entitled to a minimum fee of $7,500 per month unless waived by the Administrator. State Street also serves as the Fund's custodian and accounting agent. Fees paid for custody and accounting services rendered by State Street are based upon assets of the Fund and on transactions entered into by the Fund during the period and are included in the administration and custody fees in the Statement of Operations.

ALPS Distributors Inc. pursuant to a distribution agreement with the Fund provides distribution of the Fund's shares. The Investment Adviser bears the distribution cost.

5.  DIRECTORS' FEES

The Fund pays each Independent Director an annual fee, paid quarterly, of $3,000 plus $500 per meeting attended and pays all Directors' actual out-of-pocket expenses relating to attendance at meetings. The Fund does not provide any pension or retirement benefits to its Directors or Officers.

6.  LIABILITIES

At March 31, 2010, the Fund had the following liabilities:


Payable for Capital Shares repurchased..........  $35,802
Investment Advisory fee payable.................   20,189
Directors fee payable...........................    1,174
Administration and custody fees payable.........   12,658
Other payables and accrued expenses.............   11,806
                                                  -------
  Total liabilities.............................  $81,629
                                                  =======



7.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2010 aggregated $0 and $1,972,025 respectively. There were no purchases and sales of U.S. Government Securities for the six months ended March 31, 2010.

8.  REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date. The Fund will engage in repurchase transactions with parties selected on the basis

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (continued)

--------------------------------------------------------------------------------

March 31, 2010 (Unaudited)

--------------------------------------------------------------------------------

8.  REPURCHASE AGREEMENTS (continued)



of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

9.  CAPITAL SHARE TRANSACTIONS

As of March 31, 2010, there were 1,000,000,000 shares of $.01 par value capital stock authorized. Transactions in capital stock were as follows:

----------------------------------------------------------------------------
                                Six Months Ended            Year Ended
                                     3/31/10                  9/30/09
----------------------------------------------------------------------------
                               Shares        Amount     Shares        Amount
----------------------------------------------------------------------------
Shares Sold                    15,597   $   225,703     76,148   $   978,120
Shares Reinvested              41,663       602,014     79,415     1,001,351
                             --------   -----------   --------   -----------
                               57,260       827,717    155,563     1,979,471
Shares Redeemed              (152,449)   (2,224,909)  (364,001)   (4,628,538)
                             --------   -----------   --------   -----------
NET DECREASE                  (95,189)  $(1,397,192)  (208,438)  $(2,649,067)
                             ========   ===========   ========   ===========

----------------------------------------------------------------------------




10.  INCOME TAXES

The components of net unrealized appreciation/ (depreciation) of investments based on federal tax cost at March 31, 2010 for the Fund were as follows:

---------------------------------------------------------------------
                                                     Cost for Federal
 Appreciation    Depreciation    Net Appreciation        Tax Purposes
---------------------------------------------------------------------
  $4,613,220       $1,101,896          $3,511,324         $28,231,019



The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund's 2010 tax returns. The Fund remains subject to review by its major tax jurisdictions, which include the United States of America and the State of Maryland.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------

March 31, 2010 (Unaudited)

--------------------------------------------------------------------------------

11.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact that these additional requirements will have on the Funds' financial statements.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION

--------------------------------------------------------------------------------

PROXY VOTING POLICIES

The Fund has filed with the Securities and Exchange Commission its proxy voting record for the 12-month period ending June 30, 2009 on Form N-PX, which must be filed each year by August 31. Once filed, the most recent Form N-PX will be available without charge, upon request, by calling 1-800-30-HOLLAND or on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Security Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-800-30-HOLLAND.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------
Holland Balanced Fund - UNAUDITED INFORMATION (concluded)

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended March 31, 2010.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value at the end of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid during the Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


--------------------------------------------------------
         For the Six Months Ended March 31, 2010
--------------------------------------------------------

                               Value of a
                                   $1,000      Expenses*
                            Investment at    Paid During
Actual                      End of Period     the Period
--------------------------------------------------------
                                $1,082.10          $7.79




--------------------------------------------------------
         For the Six Months Ended March 31, 2010
--------------------------------------------------------

Hypothetical                   Value of a
(assuming a 5%                     $1,000      Expenses*
return before               Investment at    Paid During
expenses)                   End of Period     the Period
--------------------------------------------------------
                                $1,017.45          $7.54



* Expenses are equal to the Funds' annualized net expense ratio of 1.50% multiplied by the average account value over the period multiplied by 182/365 to reflect the one-half year period.

Holland Series Fund, Inc.

--------------------------------------------------------------------------------

ADVISER
Holland & Company L.L.C.
375 Park Avenue
New York, NY 10152
email    mike@thehollandfund.com
website  www.thehollandfund.com

FUND ADMINISTRATOR,
CUSTODIAN AND FUND
ACCOUNTING AGENT
State Street Bank and Trust Co.
2 Avenue de Lafayette
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
ALPS Mutual Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market St., 26th Floor
Philadelphia, PA 19103

---------------------------------
Holland & Company L.L.C.
375 Park Avenue
New York, New York 10152

Phone    800-30-HOLLAND

Email    mike@thehollandfund.com
Website  www.thehollandfund.com







This report has been prepared for the
Holland Balanced Fund's Shareholders
and may be distributed to others only
if preceded or accompanied by a prospectus.

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Schedule of Investments is included as part of Item 1 of the Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no materials changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Michael Holland, the Fund's President and Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on his review, Mr. Holland determined that the Procedures adequately ensure that information required to be disclosed by the Fund in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not applicable to the Filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.


By: /s/Michael F. Holland
    ------------------------------------
    Michael Holland
    President and Treasurer of Holland
    Series Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/Michael F. Holland
    --------------------------------------------
    Michael Holland
    President and Treasurer of Holland
    Series Fund, Inc.

Date: May 27, 2010